Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Companies (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	$ 73,759	$ 46,950
Receivables from related companies, Non-Current	26	32
Current accounts payable to related parties	955,707	597,122
Non-current accounts payable to related companies	1,062,498	144,391
Accounts payable to related companies, Non-Current	1,062,498	144,391
Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	3,692	3,271
Current accounts payable to related parties	189,421	167,003
Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	503	716
Current accounts payable to related parties	2,148	2,652
Non-current accounts payable to related companies	7,804
Accounts payable to related companies, Non-Current	7,804
Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	3,693	3,566
Current accounts payable to related parties	518,069	236,546
Non-current accounts payable to related companies		144,391
Accounts payable to related companies, Non-Current		144,391
U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	64,787	547
Current accounts payable to related parties	46,878	152,956
Non-current accounts payable to related companies	96,643
Accounts payable to related companies, Non-Current	96,643
Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	27	29
Receivables from related companies, Non-Current	26	32
Current accounts payable to related parties	207	177
Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	784	36,341
Current accounts payable to related parties	196,983	36,145
Non-current accounts payable to related companies	958,051
Accounts payable to related companies, Non-Current	958,051
Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	273	2,480
Current accounts payable to related parties	2,001	1,643
Tolls
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2	19
Tolls | Brazil
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2	19
Trade Receivables [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	73,759	46,950
Receivables from related companies, Non-Current	26	32
Trade Receivables [Member] | Endesa Energa S.A. [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	30	46
Trade Receivables [Member] | Endesa Operaciones y Servicios Comerciales [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	22	86
Trade Receivables [Member] | SACME [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	6	7
Receivables from related companies, Non-Current	26	32
Trade Receivables [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	693	802
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	2,250	2,377
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	26	7
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	410	430
Trade Receivables [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	410	222
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	151
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	725	1,003
Trade Receivables [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	226	243
Trade Receivables [Member] | Energa Nueva Energa Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	24
Trade Receivables [Member] | Energa Nueva Energa Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	338
Trade Receivables [Member] | Energa Nueva Energa Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		33
Trade Receivables [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	3	1,289
Trade Receivables [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,285
Trade Receivables [Member] | Enel Distribuzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		16
Trade Receivables [Member] | Enel Green Power North America Inc [Member] | Other Services [Member] | UNITED STATES | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	210
Trade Receivables [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		709
Trade Receivables [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	172
Trade Receivables [Member] | Enel Generacin Chile S.A. [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	407	92
Trade Receivables [Member] | Enel Generacin Chile S.A. [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	22	22
Trade Receivables [Member] | Enel Generacin Chile S.A. [Member] | Engineering services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,544
Trade Receivables [Member] | Yacylec S.A. [Member] | Other Services [Member] | Argentina | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1
Trade Receivables [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	4,607
Trade Receivables [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	229	133
Trade Receivables [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	147	102
Trade Receivables [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	148	105
Trade Receivables [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	341
Trade Receivables [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	232	2
Trade Receivables [Member] | Enel Green Power SPA [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	541
Trade Receivables [Member] | Enel Green Power SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	1,330	265
Trade Receivables [Member] | Enel Green Power Per (USD) [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		2,271
Trade Receivables [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	302
Trade Receivables [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	416	543
Trade Receivables [Member] | Enel North America Inc. [Member] | Other Services [Member] | UNITED STATES | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	531	93
Trade Receivables [Member] | Enel North America Inc. [Member] | Other Services [Member] | UNITED STATES | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	44	43
Trade Receivables [Member] | Enel Finance International NV (*) [Member] | Financial Investments [Member] | Netherlands | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	54,935
Trade Receivables [Member] | Grupo Enel Green Power Brasil Participaes Ltda [Member] | Other Services [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		3,208
Trade Receivables [Member] | Grupo Enel Green Power Brasil Participaes Ltda [Member] | Energy Sales [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		32,544
Trade Receivables [Member] | Grupo Enel Green Power Brasil Participaes Ltda [Member] | Tolls | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		17
Trade Receivables [Member] | Enel Global Trading SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		1
Trade Receivables [Member] | Enel X Argentina S.A.U. [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	21	22
Trade Receivables [Member] | E-Distributie Muntenia [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current		58
Trade Receivables [Member] | Electric Motor Werks, Inc. [Member] | Other Services [Member] | UNITED STATES | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	206	141
Trade Receivables [Member] | Endesa Espaa [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	18	18
Trade Receivables [Member] | Enel Green Power RSA [Member] | Other Services [Member] | South Africa | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	673
Trade Receivables [Member] | Enel Green Power Romania [Member] | Other Services [Member] | Romania | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Receivables from related companies, Current	83
Accounts Payable [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	955,707	597,122
Non-current accounts payable to related companies	1,062,498	144,391
Accounts payable to related companies, Non-Current	1,062,498	144,391
Accounts Payable [Member] | Endesa Energa S.A. [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	392	318
Accounts Payable [Member] | SACME [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	189	163
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	266	345
Accounts Payable [Member] | Enel Distribucion Chile S A | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	679	766
Accounts Payable [Member] | Endesa Generacin [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	248	217
Accounts Payable [Member] | Endesa Generacin [Member] | Other Services [Member] | Spain | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	12	8
Accounts Payable [Member] | Endesa Generacin [Member] | Engineering services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	23	25
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,010	2,126
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	522	1,583
Accounts Payable [Member] | Enel Chile S A [Member] | Other Services [Member] | Chile | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	35
Accounts Payable [Member] | Enel Chile S A [Member] | IT services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,185	631
Accounts Payable [Member] | Enel Chile S A [Member] | IT services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,188
Accounts Payable [Member] | Enel S.p.A. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	58,868	51,334
Accounts Payable [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	14,252	9,063
Accounts Payable [Member] | Enel S.p.A. [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	423
Accounts Payable [Member] | Enel S.p.A. [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	18,465	3,417
Accounts Payable [Member] | Enel S.p.A. [Member] | Dividends [Member] | ITALY | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	182,853	160,914
Accounts Payable [Member] | Enel S.p.A. [Member] | Hedging Derivatives [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,148
Non-current accounts payable to related companies	7,804
Accounts payable to related companies, Non-Current	7,804
Accounts Payable [Member] | Enel S.p.A. [Member] | Financial Guarantee Service [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	119,181
Accounts Payable [Member] | Energa Nueva Energa Limpia Mexico S.R.L [Member] | Other Services [Member] | MEXICO | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	202
Accounts Payable [Member] | Energa Nueva Energa Limpia Mexico S.R.L [Member] | Engineering services [Member] | MEXICO | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	894
Accounts Payable [Member] | Enel Iberia Srl [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	263	1,394
Accounts Payable [Member] | Enel Iberia Srl [Member] | IT services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	749
Accounts Payable [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		16
Accounts Payable [Member] | Enel Green Power Colombia SAS [Member] | Energy Purchases [Member] | Colombia | Colombian peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		2,637
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		4
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	569	2,129
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,675	1,547
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | IT services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	392
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Purchase Of Materials | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,724	1,501
Accounts Payable [Member] | Enel Produzione [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	960	7,113
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	457	1,321
Accounts Payable [Member] | Enel Produzione [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	647
Accounts Payable [Member] | Enel Produzione [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	899
Accounts Payable [Member] | Enel Produzione [Member] | Engineering services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	6,795	2,978
Accounts Payable [Member] | Enel Generacin Chile S.A. [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,327	780
Accounts Payable [Member] | Enel Generacin Chile S.A. [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	97	240
Accounts Payable [Member] | Enel Generacin Chile S.A. [Member] | Engineering services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,205	1,777
Accounts Payable [Member] | Enel Generacin Chile S.A. [Member] | Engineering services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	544
Accounts Payable [Member] | Yacylec S.A. [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	15	11
Accounts Payable [Member] | Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,001	220
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	17,731	15,279
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	632	892
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	7,300	6,755
Accounts Payable [Member] | Enel Golbal Thermal Generation SRL [Member] | Engineering services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,085
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	105	430
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	863	4
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | IT services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	618
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Engineering services [Member] | Chile | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	276
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Engineering services [Member] | Chile | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	978
Accounts Payable [Member] | Enel Green Power SPA [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	21,072	8,196
Accounts Payable [Member] | Enel Green Power SPA [Member] | Technical Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	9,318
Accounts Payable [Member] | Enel Green Power SPA [Member] | Other Services [Member] | ITALY | Chilean Peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	194
Accounts Payable [Member] | Enel Green Power SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3,431	629
Accounts Payable [Member] | Enel Green Power SPA [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	15,016	942
Accounts Payable [Member] | Enel Green Power SPA [Member] | IT services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	77
Accounts Payable [Member] | Enel Green Power SPA [Member] | Engineering services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	73,172
Accounts Payable [Member] | Energtica Monzon S.A.C [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		24
Accounts Payable [Member] | Enel Green Power Per (USD) [Member] | Other Services [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		70
Accounts Payable [Member] | Enel Green Power Per (USD) [Member] | Energy Purchases [Member] | Peru | Peruvian sol [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		1,328
Accounts Payable [Member] | Enel X S.R.L [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	10,902	3,685
Accounts Payable [Member] | Enel X S.R.L [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,043	3,702
Accounts Payable [Member] | Enel X S.R.L [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	91	67
Accounts Payable [Member] | Enel X S.R.L [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3,368	252
Accounts Payable [Member] | Enel Sole [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,028	1,116
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	26,768	31,107
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,243	17,901
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | Other Services [Member] | ITALY | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,341
Accounts Payable [Member] | Enel Global Infrastructure And Network [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	37,418	482
Accounts Payable [Member] | Cesi S.p.A. [Member] | Engineering services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		52
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Loans Payable [Member] | Netherlands | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	184,012
Non-current accounts payable to related companies	503,831
Accounts payable to related companies, Non-Current	503,831
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Loans Payable [Member] | Netherlands | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	26,622	150,269
Non-current accounts payable to related companies	89,698
Accounts payable to related companies, Non-Current	89,698
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Loans Payable [Member] | Netherlands | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	10,392	145
Non-current accounts payable to related companies	454,220	144,391
Accounts payable to related companies, Non-Current	454,220	144,391
Accounts Payable [Member] | Enel Finance International NV (*) [Member] | Financial Guarantee Service [Member] | Netherlands | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	203	745
Accounts Payable [Member] | Grupo Enel Green Power Brasil Participaes Ltda [Member] | Other Services [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		2,005
Accounts Payable [Member] | Grupo Enel Green Power Brasil Participaes Ltda [Member] | Energy Purchases [Member] | Brazil | Brazilian Reals [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		33,395
Accounts Payable [Member] | Enel Global Trading SPA [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	5,158	3,967
Accounts Payable [Member] | Enel Global Trading SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	639	304
Accounts Payable [Member] | Enel Global Trading SPA [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	1,386	785
Accounts Payable [Member] | Enel Global Services S.R.L [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	9,697	12,885
Accounts Payable [Member] | Enel Global Services S.R.L [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	50	34,999
Accounts Payable [Member] | Enel Global Services S.R.L [Member] | Other Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	431
Accounts Payable [Member] | Enel Global Services S.R.L [Member] | IT services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	48,811	6,110
Accounts Payable [Member] | Enel Global Services S.R.L [Member] | IT services [Member] | ITALY | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	852
Accounts Payable [Member] | Servizio Elettrico Nazionale SpA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	233	146
Accounts Payable [Member] | Enel X Argentina S.A.U. [Member] | Other Services [Member] | Argentina | Argentine peso [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	3	3
Accounts Payable [Member] | Electric Motor Werks, Inc. [Member] | Other Services [Member] | UNITED STATES | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties		510
Accounts Payable [Member] | E-Distribuzione SPA [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	39	54
Accounts Payable [Member] | Endesa Espaa [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	2,512	2,586
Accounts Payable [Member] | Edistribucin Redes Digitales, S.L. [Member] | Technical Services [Member] | Spain | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	17	18
Accounts Payable [Member] | Edistribucin Redes Digitales, S.L. [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	623	704
Accounts Payable [Member] | Enel X North America [Member] | Other Services [Member] | UNITED STATES | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	475	$ 1
Accounts Payable [Member] | Enel Green Power Spain [Member] | Other Services [Member] | Spain | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	190
Accounts Payable [Member] | Enel Green Power Romania [Member] | Other Services [Member] | Romania | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	233
Accounts Payable [Member] | Enel Green Power El Salvador [Member] | Other Services [Member] | EL SALVADOR | U.S. Dollar [Member]
Disclosure of transactions between related parties [Line Items]
Non-current accounts payable to related companies	6,945
Accounts payable to related companies, Non-Current	6,945
Accounts Payable [Member] | Gridspertise Srl [Member] | Other Services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	655
Accounts Payable [Member] | Enel Ingegneria e Innovazione [Member] | Engineering services [Member] | ITALY | Euros [Member]
Disclosure of transactions between related parties [Line Items]
Current accounts payable to related parties	$ 50